Pacer US Large Cap Cash Cows Growth Leaders ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Communication Services - 5.0%
Iridium Communications, Inc.	561,912	$11,193,287
Match Group, Inc.	664,802	20,708,582
Pinterest, Inc. - Class A (a)	489,077	10,823,274
Reddit, Inc. - Class A (a)	312,108	56,263,709
Trade Desk, Inc. - Class A (a)	217,508	6,597,018
ZoomInfo Technologies, Inc. (a)	1,918,046	15,440,270
		121,026,140

Consumer Discretionary - 2.9%
ADT, Inc.	2,103,139	16,825,112
Airbnb, Inc. - Class A (a)	117,987	15,263,978
Booking Holdings, Inc.	2,727	13,640,018
Duolingo, Inc. (a)	37,432	5,018,134
McDonald's Corp.	55,627	17,522,505
		68,269,747

Consumer Staples - 4.3%
Altria Group, Inc. (b)	286,594	17,765,962
Celsius Holdings, Inc. (a)	501,705	26,329,478
Maplebear, Inc. (a)	339,075	12,600,027
Monster Beverage Corp. (a)	361,392	29,186,018
Philip Morris International, Inc.	93,274	16,737,087
		102,618,572

Energy - 4.9%
Antero Midstream Corp.	872,597	16,422,276
Diamondback Energy, Inc.	153,056	25,093,531
DT Midstream, Inc.	212,625	26,795,003
EQT Corp.	369,510	21,331,812
Texas Pacific Land Corp. (b)	38,518	13,418,130
Viper Energy, Inc. - Class A	368,801	15,615,034
		118,675,786

Health Care - 23.9%
AbbVie, Inc.	131,719	29,374,654
Amgen, Inc.	85,670	29,288,860
BioMarin Pharmaceutical, Inc. (a)	304,291	17,204,613
Bristol-Myers Squibb Co.	349,810	19,257,041
Doximity, Inc. - Class A (a)(b)	372,210	13,946,709
Exelixis, Inc. (a)	417,840	17,281,862
Gilead Sciences, Inc.	204,868	29,081,013
Halozyme Therapeutics, Inc. (a)	518,719	37,197,340
Incyte Corp. (a)	519,840	52,020,389
Jazz Pharmaceuticals PLC (a)	324,166	53,322,065
Medpace Holdings, Inc. (a)(b)	142,548	83,031,359
Regeneron Pharmaceuticals, Inc.	73,003	54,128,074
ResMed, Inc. (b)	75,448	19,488,973
Royalty Pharma PLC - Class A	739,686	30,830,112
United Therapeutics Corp. (a)	98,694	46,335,846
Veeva Systems, Inc. - Class A (a)	55,503	11,318,172
Vertex Pharmaceuticals, Inc. (a)	36,981	17,377,372
Zoetis, Inc.	97,503	12,170,324
		572,654,778

Industrials - 2.9%
Copart, Inc. (a)	297,476	12,071,576
Graco, Inc.	199,177	17,394,128
Paychex, Inc. (b)	96,124	9,913,268
Union Pacific Corp.	82,384	19,368,478
Verisk Analytics, Inc.	49,262	10,712,515
		69,459,965

Information Technology - 48.4% (c)
Adobe, Inc. (a)	33,951	9,956,131
Analog Devices, Inc.	109,484	34,036,386
AppLovin Corp. - Class A (a)	69,919	33,079,378
Arista Networks, Inc. (a)	367,893	52,145,154
Astera Labs, Inc. (a)(b)	380,708	57,342,239
Atlassian Corp. - Class A (a)	68,747	8,124,520
Autodesk, Inc. (a)	60,177	15,216,958
Bentley Systems, Inc. - Class B (b)	321,292	11,283,775
Broadcom, Inc.	145,908	48,339,320
Cadence Design System, Inc. (a)	63,416	18,793,966
CCC Intelligent Solutions Holdings, Inc. (a)(b)	1,788,870	13,559,635
Cirrus Logic, Inc. (a)	240,484	31,344,685
Crowdstrike Holdings, Inc. - Class A (a)	41,152	18,164,699
Datadog, Inc. - Class A (a)	251,105	32,472,899
Docusign, Inc. (a)	181,880	9,555,975
Dolby Laboratories, Inc. - Class A	218,982	14,056,455
Dropbox, Inc. - Class A (a)(b)	644,776	16,428,893
Dynatrace, Inc. (a)	286,190	10,900,977
F5, Inc. (a)	52,530	14,477,793
Fair Isaac Corp. (a)	10,845	15,868,079
Fortinet, Inc. (a)	140,343	11,404,272
Gen Digital, Inc.	559,024	13,410,986
Gitlab, Inc. - Class A (a)(b)	388,715	13,597,251
GoDaddy, Inc. - Class A (a)	83,270	8,370,300
Intuit, Inc.	19,387	9,672,562
Keysight Technologies, Inc. (a)	152,330	32,953,549
KLA Corp.	41,227	58,869,682
Lam Research Corp.	462,029	107,865,290
Manhattan Associates, Inc. (a)	85,595	12,925,701
Microsoft Corp.	42,405	18,246,447
Monolithic Power Systems, Inc. (b)	42,361	47,620,118
NetApp, Inc.	202,261	19,487,847
Nutanix, Inc. - Class A (a)	205,123	8,067,488
NVIDIA Corp.	192,409	36,775,132
Okta, Inc. (a)	138,272	11,681,219
Onto Innovation, Inc. (a)	319,648	64,584,878
Palantir Technologies, Inc. - Class A (a)	182,370	26,733,618
Palo Alto Networks, Inc. (a)	86,092	15,235,701
Pegasystems, Inc.	385,376	16,837,077
PTC, Inc. (a)	110,796	17,298,580
QUALCOMM, Inc.	147,154	22,307,075
Roper Technologies, Inc.	26,706	9,914,068
salesforce.com, Inc.	52,347	11,112,745
ServiceNow, Inc. (a)	72,079	8,433,964
Skyworks Solutions, Inc. (b)	230,911	12,875,597
Tyler Technologies, Inc. (a)	26,678	9,854,853
Universal Display Corp.	105,661	12,131,996
VeriSign, Inc.	60,541	14,785,928
Workday, Inc. - Class A (a)	62,215	10,926,820
Zoom Communications, Inc. - Class A (a)	221,037	20,357,508
Zscaler, Inc. (a)	60,564	12,113,406
		1,161,599,575

Materials - 6.5%
CF Industries Holdings, Inc.	175,709	16,381,350
Newmont Goldcorp Corp.	672,868	75,596,720
Southern Copper Corp. (b)	337,778	64,285,911
		156,263,981

Utilities - 1.2%
Clearway Energy, Inc. - Class C (b)	815,149	29,467,636
TOTAL COMMON STOCKS (Cost $2,291,734,702)		2,400,036,180

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.5%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.77% (d)	60,279,781	60,279,781
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $60,279,781)		60,279,781

TOTAL INVESTMENTS - 102.5% (Cost $2,352,014,483)		2,460,315,961
Liabilities in Excess of Other Assets - (2.5)%		(59,410,132)
TOTAL NET ASSETS - 100.0%		$2,400,905,829

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $56,975,450.
(c)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Pacer US Large Cap Cash Cows Growth Leaders ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,400,036,180	$–	$–	$2,400,036,180
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	60,279,781
Total Investments	$2,400,036,180	$–	$–	$2,460,315,961

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $60,279,781 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.